Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2020
Summary Of Significant Accounting Policies
Basis of Preparation

(a) Basis of preparation

(i) Compliance with International Financial Reporting Standards as issued by the International Accounting Standards Board

The Financial Report complies with the International Financial Reporting Standards as issued by the International Accounting Standards Board.

(ii) Historical cost convention

These financial statements have been prepared under the historical cost convention except for financial assets and liabilities (including derivative instruments) which are measured at fair value.

(iii) Critical accounting estimates

The preparation of financial statements requires the use of certain critical accounting estimates. It also requires Management to exercise its judgement in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are critical to the financial statements, are disclosed in Note 3.

(iv) Going concern

For the year ended June 30, 2020, the Company incurred a total comprehensive loss of $6,132,105 (2019: $6,401,936) and net cash outflow from operations of $5,712,098 (2019: $6,073,182). As at June 30, 2020 the Company held total cash and cash equivalents of $14,214,160 and total net current assets of $13,795,177.

The Company expects to continue to incur losses and cash outflows for the foreseeable future as it continues to invest resources in expanding the research and development activities in support of the distribution of existing and new products. Following successful capital raises in the last three months of the financial year, the Company has $14.2 million cash and cash equivalents as at June 30, 2020. In the Director’s opinion this, together with further gross proceeds of US$5.1 million before transaction costs raised in July 2020, will underpin the Company’s funding requirements for approximately two years. As a result, the financial statements have been prepared on a going concern basis.

(v) New accounting standards and interpretations

The Company has applied the following standards and amendments for the first time for their annual reporting period commencing July 1, 2019:

● IFRS 16 Leases

The impact of the adoption of this standard and the new accounting policy is disclosed below.

IFRS 16 will result in almost all leases being recognized on the balance sheet, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognized. The only exceptions are short-term and low-value leases.

On adoption of IFRS 16, the Company recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under the principles of IAS 17 Leases. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of July 1, 2019. The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on July 1, 2019 was 5.37%.

The associated right-of use assets were measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the balance sheet as at July 1, 2019. There were no onerous lease contracts that would have required an adjustment to the right-of-use assets at the date of initial application.

In applying IFRS 16 for the first time, the Company has used the following practical expedients permitted by the standard:

●	the use of a single discount rate to a portfolio of leases with reasonably similar characteristics.
●	the accounting for operating leases with a lease term of less than 12 months as short-term leases.

The Company has also elected not to reassess whether a contract is or contains a lease at the date of initial application. Instead, for contracts entered into before the transition date the Company relied on its assessment made applying IAS 17 and interpretation 4 determining whether an arrangement contains a Lease.

Amount
Operating lease commitments disclosed as at June 30, 2019	$487,837
Discounted using the lessee’s incremental borrowing rate of at the date of initial application	$461,358

Lease liability recognized as at July 1, 2019	$461,358

Of which are:
Current lease liabilities	$209,887
Non-current lease liabilities	$251,471

Right of use of assets increased by	$446,645
Lease liabilities increased by	$461,358
The net impact on retained earnings on July 1, 2019 was a decrease of	$14,712

(vi) New standards and interpretations not yet adopted

There are no other standards that are not yet effective and that would be expected to have a material impact on the entity in the current or future reporting years and on foreseeable future transactions.

Principles of Consolidation

(b) Principles of consolidation

(i) Subsidiaries

Subsidiaries are all entities (including structured entities) over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the Company.

Intercompany transactions, balances and unrealized gains on transactions between Company companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of comprehensive income, consolidated balance sheet and consolidated statements of changes in equity, respectively.

Segment Reporting	(c) Segment reporting Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker.
Foreign Currency Translation

(d) Foreign currency translation

(i) Functional and presentation currency

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The consolidated financial statements are presented in Australian dollar ($), which is Genetic Technologies Limited’s functional and presentation currency.

(ii) Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in profit or loss.

Foreign exchange gains and losses that relate to borrowings are presented in the consolidated statement of profit or loss, within finance costs. All other foreign exchange gains and losses are presented in the consolidated statement of profit or loss on a net basis within other gains/(losses).

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss and translation differences on non-monetary assets such as equities classified as at fair value through other comprehensive income are recognized in other comprehensive income.

(iii) Group companies

The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

●	assets and liabilities for each consolidated balance sheet presented are translated at the closing rate at the date of that consolidated balance sheet

●	income and expenses for each consolidated statement of profit or loss and consolidated statement of profit or loss and other comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and

●	all resulting exchange differences are recognized in other comprehensive income.

On consolidation, exchange differences arising from the translation of any net investment in foreign entities, and of borrowings and other financial instruments designated as hedges of such investments, are recognized in other comprehensive income. When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.

Revenue Recognition

(e) Revenue recognition

Under IFRS 15, revenue is recognized based on contract with customers when performance obligations were satisfied. The following recognition criteria must also be met before revenue is recognized:

(i) Genetic testing revenues

The Company operates facilities which provide genetic testing services. Revenue from the provision molecular risk testing for cancer (BREVAGenplus) is recognized at a point time when the Company has provided the customer with their test results, the single performance obligation.

(ii) Interest income

Revenue is recognized as the interest accrues using the effective interest method.

(iii) Government Grants

The Australian government replaced the research and development tax concession with research and development (R&D) tax incentive from July 1, 2011. The R&D tax incentive applies to expenditure incurred and the use of depreciating assets in an income year commencing on or after July 1, 2011. A refundable tax offset is available to eligible companies with an annual aggregate turnover of less than $20 million. Management has assessed the Company’s activities and expenditure to determine which are likely to be eligible under the incentive scheme. The Company accounts for the R&D tax incentive as a government grant. The grant is recognized as other income over the period in which the R&D expense is recognized.

Government Grants

(f) Government Grants

Revenue from government grants is recognized in the consolidated income statement on a systematic basis over the periods in which the Company recognizes as expense the related costs for which the grants are intended to compensate in accordance with IAS 20 Accounting for Government Grants and Disclosure of Government Assistance.

The receivable for reimbursable amounts that have not been collected is reflected in trade and other receivables on our consolidated balance sheets.

Income Tax

(g) Income tax

The income tax expense or credit for the period is the tax payable on the current period’s taxable income based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the company and its subsidiaries and associates operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss.

Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred tax assets are recognized only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.

Leases	(h) Leases Please refer to Note 17 for further information.
Impairment of Assets

(i) Impairment of assets

The Company assesses at each reporting date whether there is an indication that an asset may be impaired. If any such indication exists, the Company makes an estimate of the asset’s recoverable amount. An asset’s recoverable amount is the higher of its fair value less costs of disposal or its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or group of assets and the asset’s value-in-use cannot be estimated to be close to its fair value. In such cases, the asset is tested for impairment as part of the cash-generating unit to which it belongs. When the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, the asset or cash-generating unit is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Impairment losses relating to operations are recognized in those expense categories consistent with the function of the impaired asset unless the asset is carried at its revalued amount, in which case the impairment loss is treated as a revaluation decrease.

An assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the recoverable amount is estimated. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If so, the carrying amount of the asset is increased to its recoverable amount. The increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in profit or loss unless it reverses a decrement previously charged to equity, in which case the reversal is treated as a revaluation increase. After such a reversal, the depreciation charge is adjusted in future periods to allocate the asset’s revised carrying amount, less any residual value, on a systematic basis over its remaining useful life.

Cash and Cash Equivalents

(j) Cash and cash equivalents

For the purpose of presentation in the consolidated statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, and bank overdrafts. Bank overdrafts are shown within borrowings in current liabilities in the consolidated balance sheet.

Trade and Other Receivables	(k) Trade and other receivables Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less loss allowance.
Inventories

(l) Inventories

(i) Raw materials and stores, work in progress and finished goods

Raw materials and stores, work in progress and finished goods are stated at the lower of cost and net realizable value. Cost comprises direct materials, direct labor and an appropriate proportion of variable and fixed overhead expenditure, the latter being allocated on the basis of normal operating capacity. Costs are assigned to individual items of inventory on the basis of weighted average costs. Costs of purchased inventory are determined after deducting rebates and discounts. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

Property, Plant and Equipment

(m) Property, plant and equipment

Property, plant and equipment is stated at historical cost less depreciation. Historical cost includes expenditure that is directly attributable to the acquisition of the items.ss

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.

Depreciation is calculated using the straight-line method to allocate their cost or revalued amounts, net of their residual values, over their estimated useful lives or, in the case of leasehold improvements and certain leased plant and equipment, the shorter lease term as follows:

Plant and equipment	3 - 5 years
Furniture, fittings and equipment	3 - 5 years
Leasehold improvements	1 - 3 years (lease term)
Leased plant and equipment	3 years (lease term)

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount (note 2(i)).

Gains and losses on disposals are determined by comparing proceeds with carrying amount. These are included in profit or loss. When revalued assets are sold, it is Company policy to transfer any amounts included in other reserves in respect of those assets to retained earnings.

Trade and Other Payables

(n) Trade and other payables

Trade payables and other payables are carried at amortized cost and represent liabilities for goods and services provided to the Company prior to the end of the financial year that are unpaid and arise when the Company becomes obliged to make future payments in respect of the purchase of these goods and services. Trade payables and other payables generally have terms of between 30 and 60 days.

Provisions

(o) Provisions

Provisions for legal claims, service warranties and make good obligations are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Provisions are not recognized for future operating losses.

Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.

Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The discount rate used to determine the present value is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognized as interest expense.

Employee Benefits

(p) Employee benefits

(i) Short-term obligations

Liabilities for wages and salaries, including non-monetary benefits, annual leave and accumulating sick leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current employee benefit obligations in the balance sheet.

(ii) Other long-term employee benefit obligations

In some countries, the Company also has liabilities for long service leave and annual leave that are not expected to be settled wholly within 12 months after the end of the period in which the employees render the related service. These obligations are therefore measured as the present value of expected future payments to be made in respect of services provided by employees up to the end of the reporting period using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service. Expected future payments are discounted using market yields at the end of the reporting period of high-quality corporate bonds with terms and currencies that match, as closely as possible, the estimated future cash outflows. Remeasurements as a result of experience adjustments and changes in actuarial assumptions are recognized in profit or loss.

The obligations are presented as current liabilities in the balance sheet if the entity does not have an unconditional right to defer settlement for at least twelve months after the reporting period, regardless of when the actual settlement is expected to occur.

Contributed Equity

(q) Contributed equity

Issued and paid up capital is recognized at the fair value of the consideration received by the Company. Transaction costs arising on the issue of Ordinary Shares are recognized directly in equity as a deduction, net of tax, of the proceeds received. The Company has a share-based payment option plan under which options to subscribe for the Company’s shares have been granted to certain executives and other employees

Loss Per Share
(r)	Loss per share

(i)	Basic loss per share

Basic loss per share is calculated by dividing:

●	the loss attributable to owners of the company, excluding any costs of servicing equity other than ordinary shares,

●	by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the year and excluding treasury shares

(ii)	Diluted loss per share

Diluted loss per share adjusts the figures used in the determination of basic loss per share to take into account:

●	after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares, and

●	the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.

On the basis of the Company’s losses, the outstanding options as at June 30, 2020 are considered to be anti-dilutive and therefore were excluded from the diluted weighted average number of ordinary shares calculation.

Goods and Services Tax (GST)
(s)	Goods and services tax (GST)

Revenues are recognized to the extent that it is probable that the economic benefits will flow to the entity and the revenues can be reliably measured. Revenues are recognized at the fair value of the consideration received or receivable net of the amounts of Goods and Services Tax. The following recognition criteria must also be met before revenue is recognized:

Receivables and payables are stated inclusive of the amount of GST receivable or payable. The net amount of GST recoverable from, or payable to, the taxation authority is included with other receivables or payables in the consolidated balance sheet.

Cash flows are presented on a gross basis. The GST components of cash flows arising from investing or financing activities which are recoverable from, or payable to the taxation authority, are presented as operating cash flows.

Parent Entity Financial Information
(t)	Parent entity financial information

The financial information for the parent entity, Genetic Technologies Limited, disclosed in note 32 has been prepared on the same basis as the consolidated financial statements, except that accounted for at cost in the financial statements of Genetic Technologies Limited. Loans to subsidiaries are written down to their recoverable value as at balance date.